Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Core deposit intangible activity
The following is an analysis of the core deposit intangible activity for the years ended December 31:

	Core Deposit Intangible	Accumulated Amortization	Net Core Deposit Intangible

Core Deposit Intangible
Balance, December 31, 2010	$1,056,693	$(761,686)	$295,007

Amortization Expense	-	(35,749)	(35,749)

Balance, December 31, 2011	1,056,693	(797,435)	259,258

Amortization Expense	-	(35,748)	(35,748)

Balance, December 31, 2012	$1,056,693	$(833,183)	$223,510